Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 38,813	£ 41,411
Commercial paper	0
Other loans	100	875
Bank loans	216	203
Bank overdrafts	103	106
Lease liabilities	498	517
Borrowings	£ 39,730	43,139
Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.70%
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 5,569	7,149
Eurobonds One | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.30%
Eurobonds One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.40%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 3,097	3,884
Eurobonds Three | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.10%
Eurobonds Three | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.40%
Bonds and notes	£ 234	226
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 29,913	£ 30,152
Bonds Issued One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	8.10%